UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999.

Check here if Amendment                     [   ];   Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings
                                                              entries.

Institutional Investment Manager Filing this Report:

Name              Brahman Capital Corp.
         ---------------------------------------------------------------------
Address           277 Park Avenue
         ---------------------------------------------------------------------
                  New York, NY 10017
         ----------------------------------------------------------------------

         Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Arthur S. Ainsberg
         ----------------------------------------------------------------------
Title:            Chief Financial Officer
         ----------------------------------------------------------------------
Phone:            (212) 350-5367
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Arthur S. Ainsberg         New York, NY                 August 13, 1999
---------------------------   -------------------          -----------------
       [Signature]             [City, State]                     [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

134743






                FORM 13F     NAME OF REPORTING MANAGER:                                        BRAHMAN CAPITAL CORP.
            -----------------------------------------------------------------------------------------------------------------------




              Item 1                         Item 2         Item 3         Item 4        Item 5



            Name of Issuer                    Title          CUSIP       Fair Market         Shares or
              Issuer                         of Class        Number          Value           Principal
                                                                                               Amount


           ------------------------------------------------------------------------------------------------------------------------
CPS         CHOICEPOINT, INC.                   COMMON       170388-10-2     5030128456.00     834,450
CEXP        CORPORATE EXPRESS INC.              COMMON       219888-10-4     55,169,380.00   7,881,340
CLJ         CRESTLINE CAPITAL CORP              COMMON       226153 10 4     16,981,129.00   1,010,030
ITX         IT GROUP INC.                       COMMON       460465-40-4     35,881,890.00   2,233,892
LTR         LOEWS CORP                          COMMON       540424-10-8     13,554,112.00     171,300
LTRLN       LOEWS CORP                          COMMON       540424-90-8      2,921,625.00       2,205 (C)
MGL         MAGELLAN HEALTH SERVICES            COMMON       559079-10-8     10,109,000.00   1,010,900
PPE         PARK PLACE ENTERTAINMENT            COMMON       700690-10-0     15,099,337.00   1,548,650
RHD         RH DONNELLEY CORP                   COMMON       74955W-30-7     29,622,450.00   1,519,100
SPW         SPX CORP                            COMMON       784635-10-4     25,566,364.00     306,184
SPW IK      SPX CORP                            COMMON       784635-90-4     17,325,000.00       6,000 (C)
TLSP        TELESPECTUM WORLDWIDE               COMMON       87951U-10-9        410,750.00      53,000
USUAU       USEC INC                            COMMON       90333E-90-8      1,287,500.00       2,000 (C)
QAKMV       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        780,000.00       1,200 (P)
QAKMU       IRIDIUM WORL COMM.                  COMMON       G49398-95-3      1,556,875.00       4,700 (P)
QAKVB       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        182,812.00         450 (P)
QAKVC       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        734,218.00         925 (P)
QAKVD       IRIDIUM WORL COMM.                  COMMON       G49398-95-3      1,206,250.00       1,000 (P)
QAKVU       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        512,500.00       2,000 (P)
QAKVF       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        153,093.00         345 (P)
QAKVG       IRIDIUM WORL COMM.                  COMMON       G49398-95-3        460,375.00         635 (P)
SIUXI       SCM MICROSYSTEM                     COMMON       784018-95-3        984,375.00         900 (P)
SOCSA       SUNBEAM CORP                        COMMON       867071-95-2          6,406.00       2,050 (P)
XQLUH       LERNOUT & HAUSPIE                   COMMON       B5628B-95-4      2,475,000.00       3,000 (P)

                                                                           ================
                                                                            288,992,897.00
                                                                           ================


            Note:   The  above  schedule  sets  forth  only  the  Section  13(f)
            securities under management by Brahman Capital at June 30, 1999 and required to be reported on Form 13F.  The limited  comments of Forms
            13F cannot be used as a basis of  determining  actual or prospective investment  performance and any attempt to use such  information may be materially misleading.





             Item 1                                         Item 6               Item 7      Item 8
                                                            -----------------------------------

            Name of Issuer                     A)Sole   B)Shared      C)Shared  Managers     A)Sole        B)Shared       c)Shared
              Issuer                                    As Defined    Other     See Instr.                 As Defined       Other
                                                                                                           in Instr.V


--------------------------------------------------------------------------------------------------------------------------------
CPS         CHOICEPOINT, INC.                     x                                            x
CEXP        CORPORATE EXPRESS INC.                x                                            x
CLJ         CRESTLINE CAPITAL CORP                x                                            x
ITX         IT GROUP INC.                         x                                            x
LTR         LOEWS CORP                            x                                            x
LTRLN       LOEWS CORP                            x                                            x
MGL         MAGELLAN HEALTH SERVICES              x                                            x
PPE         PARK PLACE ENTERTAINMENT              x                                            x
RHD         RH DONNELLEY CORP                     x                                            x
SPW         SPX CORP                              x                                            x
SPW IK      SPX CORP                              x                                            x
TLSP        TELESPECTRUM WORLDWIDE                x                                            x
QAKMV       IRIDIUM WORL COMM.                    x                                            x
QAKMU       IRIDIUM WORL COMM.                    x                                            x
QAKVB       IRIDIUM WORL COMM.                    x                                            x
QAKVC       IRIDIUM WORL COMM.                    x                                            x
QAKVD       IRIDIUM WORL COMM.                    x                                            x
QAKVU       IRIDIUM WORL COMM.                    x                                            x
QAKVF       IRIDIUM WORL COMM.                    x                                            x
QAKVG       IRIDIUM WORL COMM.                    x                                            x
SIUXI       IRIDIUM WORL COMM.                    x                                            x
SOC SA      SUNBEAM CORP                          x                                            x
XQLUH       LERNOUT & HAUSPIE                     x                                            x


                                                                           ================
                                                                            288,992,897.00
                                                                           ================



            Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 1999 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.